                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management (MA) Inc.
         Address:          100 South Fifth Street, Suite 2300
                           Minneapolis, MN 55402

13F File Number: 28-2418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Cindy Linberger
Title:            Sr. Compliance Officer
Phone:            (612) 376-7128

Signature, Place and Date of Signing:

/s/ Cindy Linberger     Minneapolis, Minnesota      Date: August 14, 2006


Report type: (Check only one.):

         [ X ]   13F HOLDINGS REPORT
         [   ]   13F NOTICE
         [   ]   13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      0
Form 13F Information Table Value Total:     $0

List of Other Included Managers:

     1.   Royal Bank of Canada                       13F File Number:  28-11396

FORM 13F
AS/OF JUNE 30, 2006

NAME OF REPORTING MANAGER:  VOYAGEUR ASSET MANAGEMENT (MA) INC.

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                                                                                                               ITEM 8:
                                                                  INVESTMENT DISCRETION              VOTING AUTHORITY (SHARES)
                                                                  ----------------------            ---------------------------
                                               ITEM 4:  ITEM 5:
                                                FAIR    SHARES         (B) SHARED         ITEM 7:
                       ITEM 2:      ITEM 3:    MARKET     OR           AS DEFINED   (C)   MANAGERS
ITEM 1:                TITLE OF     CUSIP       VALUE  PRINCIPAL  (A)      IN     SHARED SEE INSTR.             (B)
NAME OF ISSUER         CLASS        NUMBER    (X$1000)    AMT.    SOLE  INSTR. V  OTHER      V       (A) SOLE  SHARED (C) NONE
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